UNITED STATES                        OMB APPROVAL
             SECURITIES AND EXCHANGE COMMISSION       OMB Number:  3235-0456
                   Washington, D.C. 20549             Expires:  August 31, 2000
                                                      Estimated average burden
                                                      hours per response......1


                         FORM 24F-2
              Annual Notice of Securities Sold
                   Pursuant to Rule 24f-2

 Read Instructions at end of Form before preparing Form. Please print or type.

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   1. Name and address of issuer:
                                     Landmark VIP Funds
                                     6 St. James Avenue
                                     Boston, MA  02116


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   2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]
                                     Landmark  VIP Equity Fund



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   3. Investment Company Act File Number:  811-6401


   Securities Act File Number:  33-55050


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   4(a). Last day of fiscal year for which this Form is filed: December 31,
1997



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   4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
                                         N/A

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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   4(c). [ ] Check  box if this is the  last  time  the  issuer  will be filing this Form.

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



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
    5.  Calculation of registration fee:
        (i).   Aggregate sale price of securities sold during the
               fiscal year pursuant to section 24 (f):                                                    $729,866.60
                                                                                                          -----------
        (ii.)  Aggregate price of securities redeemed or
               repurchased during the fiscal year:                                $3,296,557.41

        (iii.) Aggregate price of securities redeemed or
               repurchased during any prior fiscal year ending no
               earlier than October 11, 1995 that were not
               previously used to reduce registration fees payable
               to the Commission:                                                 $0

        (iv.)  Total available redemption credits [add items  5(ii) and 5(iii)]:                          $3,296,557.41

               (v.)   Net Sales - if item 5(i) is greater than Item 5(iv)
                      [subtract item 5(iv) from item 5(i)]:                                               $0

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               (vi.)  Redemption  credits available for use in future years       $2,566,690.81
                      - If item 5(i) is less than item 5(iv) [subtract Item
                      5(iv) from Item 5(i)]:

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               (vii.) Multiplier for determining registration fee (See                                    x .000295
                      instruction C.9):                                                                      ------

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               (viii.)Registration fee due [multiply Item 5(v) by Item
                      5(vii)] (enter "0" if no fee is due):                                                                 =$0

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    6.  Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
        Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report  the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:  0.


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    7.  Interest  due - if  this  Form is  being  filed  more than 90 days after the end of the issuer's  fiscal year
        (see instruction D):                                                                                                +$0


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    8.  Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                                            =$0

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    9.  Date the registration fee and any interest payment was sent to the Commission's lockbox depository

           Method of Delivery:

                            [  ] Wire Transfer                   N/A

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

                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)  John R. Elder

                                John R. Elder, Treasurer



      Date  3/9/98
           Please print the name and title of the signing officer below the signature.